Related Parties - Additional Information (Detail) R$ / shares in Units, R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 aircraft	Dec. 31, 2021 BRL (R$) aircraft R$ / shares	Dec. 31, 2020 BRL (R$)	Mar. 02, 2020
Disclosure of transactions between related parties [line items]
Reduction of the entity share price | R$ / shares		R$ 39.30
Current share price | R$ / shares		R$ 24.36
Aguia Branca Participacoes SA
Disclosure of transactions between related parties [line items]
Technology services acquired		R$ 52	R$ 51
Caprioli Turismo Ltd
Disclosure of transactions between related parties [line items]
Ticket sales contract, line of credit, lending capacity		R$ 20
Breeze Aviation Group
Disclosure of transactions between related parties [line items]
Sublease arrangement, related party transaction, shareholders approval rate				97.00%
Number of aircraft subleased | aircraft	28	3
Former shareholder
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current		R$ 79,663	R$ 24,167